Taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Taxes
Note 25. Taxes
25.1 Recoverable taxes
Recoverable taxes are mainly integrated by higher provisional payments of income tax during 2019 in comparison to prior year, which will be compensated in future years. The operations in Guatemala, Panama, Nicaragua and Colombia are subject to a minimum tax. In Guatemala and Colombia this tax is recoverable under certain circumstances only. Guatemala tax basis is determined considering the highest between total assets and net income; in Colombia tax basis is equity.
25.1.1 Exclusion of the State VAT (ICMS) on the federal sale taxes (PIS / COFINS) calculate basis
On March 15, 2017 the Brazilian Federal Supreme Court (STF) ruled that the inclusion of the VAT (ICMS) on federal sales taxes (PIS and COFINS) taxable basis is unconstitutional. During 2019, our companies in Brazil obtained conclusive favorable motions over this exclusion of VAT (ICMS) over PIS / COFINS calculation. The net favorable effects of each case are to be recorded at the time all formalities and legal procedures are finalized and the asset become virtually certain. During 2019, it was concluded the administrative formalities for one of the motions and the recoverable taxes for this motion were recorded in the income statement.
As of December 31, 2019 and 2018 the amount of recoverable taxes in Brazil including PIS and COFINS is Ps. 4,223 and Ps. 2,361.
25.2 Tax Reform
On January 1, 2020, a new tax regime in Mexico will be effective regarding foreign transparent vehicles and changes were made to the preferential tax regime, as a result of such changes, the dividends from Heineken Group will be subject to a 30% income tax in Mexico when received.
Starting January 1, 2020, the excise tax increased from 5.0% to 7.0% to carbonated beverages added with sugar or any caloric sweetener. Drinkable foods based on dairy products, grains or cereals, nectars, fruit juices and vegetables with natural fruit concentrates are exempt from this tax.
In addition to the above, on October 30, 2019, Mexico approved a new Tax Reform, which will be effective on January 1, 2020.
The most relevant changes are: (i) Taxpayers will be limited to a net interest deduction equal to 30% of the entity’s Adjusted Taxable Income (ATI). ATI will be determined similarly to EBITDA (earnings before interest, taxes, depreciation and amortization). A $20,000,000 pesos (approximately USD 1M) exception applies for deductible interest at a Mexican group level. The non-deductible
interests that exceed the limitation could be carried forward for the subsequent 10 tax years; (ii) The reform modifies the excise tax (IEPS) of 1.17 pesos to 1.2616 per liter on the production, sale and import of beverages with added sugar and HFCS (High-fructose corn syrup) for flavored beverages and starting January 1, 2021, this tax will be subject to an annual increase based on the inflation of the previous year; (iii) The excise tax of 25% on energized beverages will be applicable whenever the beverages include a mixture of caffeine with any other stimulating effects substances; (iv) Federal Fiscal Code (FFC) was modified to attribute joint liability to partners, shareholders, directors, managers or any other responsible of the management of the business; (v) added a disclosure obligation of certain reportable transactions to tax authorities; and (vi) increased the tax authorities’ discretion to limit tax benefits or attributes in situations where authorities understand there is a lack of business reason and no economic benefit obtained, other than the tax benefit.

On January 1, 2019, the Mexican government eliminated the right to offset any tax credit against any payable tax (general offset or compensación universal
). As of such date, the right to offset any tax credit will be against taxes of the same nature and payable by the same person (not being able to offset tax credits against taxes payable by third parties). Additionally, by Executive Decree, certain tax benefits related to the value-added tax and income tax were provided to businesses located in the northern border of Mexico. Due to the territories where we operate, this last provision is not applicable to our business.
On January 1, 2019, a new tax reform became effective in Colombia. This reform reduced the income tax rate from 33.0% to 32.0% for 2020, to 31.0% for 2021 and to 30.0% for 2022. The minimum assumed income tax (
renta presuntiva sobre el patrimonio
) was also reduced from 3.5% to 1.5% for 2019 and 2020, and to null for 2021. In addition, the capitalization ratio was adjusted from 3:1 to 2:1 for operations with related parties only. As mentioned above, as of January 1, 2019, the value-added tax will be calculated at each sale instead of applied only to the first sale (being able to transfer the value-added tax throughout the entire supply chain). For the companies located in the free trade zone, the value-added tax will be calculated based on the cost of production instead of the cost of the imported raw materials (therefore, we will be able to credit the value added-tax
on goods and services against the value
added-tax
on the sales price of our products). The municipality sales tax will be 50.0% credited against payable income tax for 2019 and 100.0% credited for 2020. Finally, the value-added tax paid on acquired fixed assets will be credited against income tax or the minimum assumed income tax.
The Tax Reform increases the dividend tax on distributions to foreign nonresidents entities and individuals from 5% to 7.5%. In addition, the tax reform establishes a 7.5% dividend tax on distributions between Colombian companies. The tax will be charged only on the first distribution of dividends between Colombian entities and may be credited against the dividend tax due once the ultimate Colombian company makes a distribution to its shareholders nonresident shareholders (individuals or entities) or to Colombian individual residents.
In October 2019, the Colombian Constitutional Court declared unconstitutional the tax reform of 2018 (Law 1943). On December 27, 2019, the Senate enacted a new tax reform through the Economic Growth Law, which became effective as of January 1, 2020. In general, the reform maintains the provisions introduced under Law 1943 with certain changes as follow: (i) reduction of the minimum assumed income tax rate (renta presuntiva sobre el patrimonio) from 1.5% to 0.5% for 2020 and maintained the 0% rate for year 2021 and onwards; (ii). reduction of dividends tax rate applicable to Colombian resident individuals from 15% to 10%; (iii) increasing of dividends tax rate applicable to foreign nonresidents (individuals and companies) from 7.5% to 10%; (iv) it postponed to 2022 the possibility of taxpayers to claim 100% of municipality sales tax as a credit against their income tax liability; and (v) gave more flexibility to recover VAT of imported goods from free trade zones.
On January 1, 2019 a tax reform became effective in Costa Rica. This reform will allow that tax on sales not only be applied to the first sale, but also to be applied and transferred for each sale; therefore, the tax credits on tax on sales will be recorded not only on goods related to production and on administrative services, but on a greater number of goods and services. Value-added tax on services provided within Costa Rica will be charged at tax rate of 13.0% if provided by local suppliers or withheld at the same rate if provided by foreigner suppliers. Although a territorial principle is still applicable in Costa Rica for operations abroad, a tax rate of 15.0% has been imposed on capital gains from the sale of assets located in Costa Rica. New income tax withholding rates were imposed on salaries and compensations of employees, at the rates of 25.0% and 20.0% (which will be applicable depending on the employee’s salary), respectively. Finally, the thin capitalization rules were adjusted to provide that the interest expenses (generated with non-members
of the financial system) that exceed 20.0% of the company’s EBITDA will not be deductible for tax purposes.
On November 18, 2019, Panama’s National Assembly voted through a national health program that included a tax on sugar-sweetened beverages. It imposed a 5.0% of excise tax (Impuesto Selectivo al Consumo) to non-carbonated
beverages added with sugar or any caloric sweetener applicable since December 2019.
Since 2016, the Brazilian federal production and sales tax rates have been modified. However, the Supreme Court decided in early 2017 that the value-added tax will not be used as the basis for calculating the federal sales tax, which resulted in a reduction of the federal sales tax. Notwithstanding the above, the tax authorities appealed the Supreme Court’s decision and are still waiting for a final resolution. For 2019, the federal production and sales taxes together resulted in an average of 16.3% tax over net sales.
In addition, the excise tax on concentrate in Brazil was reduced from 20.0% to 4.0% from September 1, 2018 to December 31, 2018. Temporarily the excise tax rate on concentrate increased from 4.0% to 12.0% from January 1, 2019 to June 30, 2019, then it will be reduced to 8.0% from July 1, 2019 to September 30, 2019, and increased to 10% from October 1, 2019 to December 31, 2019. On January 1st, 2020 the excise tax rate will be reduced back to 4.0%.
On January 1, 2018, a tax reform became effective in Argentina. This reform reduced the income tax rate from 35.0% to 30.0% for 2018 and 2019, and then to 25.0% for the following years. In addition, such reform imposed a new tax on dividends paid to non-resident
stockholders and resident individuals at a rate of 7.0% for 2018 and 2019, and then to 13.0% for the following years.
However, on December 23, 2019, Argentina enacted a tax reform that became effective since January 2020, keeping the corporate income tax rate of 30% and the dividend withholding tax of 7% for two more years. Besides, beginning on 1 January 2020, taxpayers may deduct 100% of the negative or positive inflation adjustment the year in which the adjustment is calculated, instead of a six years period allocation.
In addition, this reform imposed a new tax applicable for 2020-2024 period, to purchases of foreign currency by Argentine residents to pay goods, services or obligations from abroad. The tax rate will be 30% and will apply to the amount of the taxable purchases. The tax will be withheld at the time of payment for the purchases.
For sales taxes in the province of Buenos Aires, the tax rate decreased from 1.75% to 1.5% in 2018; however, in the City of Buenos Aires, the tax rate increased from 1.0% to 2.0% in 2018, and will be reduced to 1.5% in 2019, 1.0% in 2020, 0.5% in 2021 and null in 2022.
On January 1, 2017, a general tax reform became effective in Colombia. This reform reduced the income tax rate from 35.0% to 34% for 2017 and then to 33% for the following years. In addition, this reform includes an extra income tax rate of 6.0% for 2017 and 4.0% for 2018, for entities located outside free trade zone. Regarding taxpayers located in free trade zone, the special income tax rate increase to from 15% to 20% for 2017. Additionally, the reform eliminated the temporary tax on net equity, the supplementary income tax (9.0%) as contribution to social programs and the temporary contributions to social programs at a rate of 5.0%, 6.0%, 8.0% and 9.0% for the years 2015, 2016, 2017 and 2018, respectively.
During 2017, the Mexican government issued the Repatriation of Capital Decree which was valid from January 19 until October 19, 2017. Through this decree, a fiscal benefit was attributed to residents in Mexico by applying an income tax of 8% (instead of the statutory rate of 30% normally applicable) to the total amount of income returned to the country resulting from foreign investments held until December 2016.
Additionally, the Repatriation of Capital Decree sustains that the benefit will solely apply to income and investments returned to the country throughout the period of the decree. The resources repatriated must be invested during the fiscal year of 2017 and remain in national territory for a period of at least two years from the return date.
25.3 Income Tax
The major components of income tax expense for the years ended December 31, 2019, 2018 and 2017 are:

	2019		2018		2017
Current tax expense	Ps.	11,652	Ps.	10,480	Ps.	18,592
Deferred tax expense (income):
Origination and reversal of temporary differences		127		491		(7,546)
(Recognition) of tax losses, net		(1,201)		(927)		(823)
Change in the statutory rate		(102)		125		(10)

Total deferred tax income expense (benefit)		(1,176)		(311)		(8,379)

Total income taxes	Ps.	10,476		Ps. 10,169	Ps.	10,213

Recognized in Consolidated Statement of Other Comprehensive Income (“OCI”)

Income tax related to items charged or recognized directly in OCI during the period:	2019		2018		2017
Unrealized loss on cash flow hedges	Ps.	(391)	Ps.	(293)	Ps.	(191)
Exchange differences on translation of foreign operations		(1,667)		(2,647)		387
Remeasurements of the net defined benefit liability		(371)		287		(154)
Share of the other comprehensive income of equity accounted investees		288		989		(1,465)

Total income tax benefit recognized in OCI	Ps.	(2,141)	Ps.	(1,664)	Ps.	(1,423)

A reconciliation between tax expense and income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic tax rate for the years ended December 31, 2019, 2018 and 2017 is as follows:

	2019	2018	2017
Mexican statutory income tax rate	30.0%	30.0%	30.0%
Difference between book and tax inflationary values and translation effects	(2.2%)	(4.0%)	(5.7%)
Annual inflation tax adjustment	0.2%	(1.2%)	0.5%
Difference between statutory income tax rates	0.9%	1.8%	1.2%
Repatriation of capital benefit decree	—	—	(22.6%)
Non-deductible expenses	4.5%	3.2%	2.6%
Non-taxable income	(1.0%)	(0.5%)	—
Effect of changes in Argentina tax law	(0.3%)	(0.9%)	—
Income tax credits	—	—	(2.0%)
Venezuela deconsolidation effect	—	—	28.6%
Others	0.3%	1.8%	(4.1%)

	32.4%	30.2%	28.6%

Deferred Income Tax Related to:

	Consolidated Statement of Financial Position as of				Consolidated Statement of Income
	December 31, 2019		December 31, 2018		2019		2018		2017
Allowance for doubtful accounts	Ps.	(437)	Ps.	(416)	Ps.	(43)	Ps.	93	Ps.	16
Inventories		76		80		(6)		(27)		(71)
Other current assets		256		75		182		(31)		34
Property, plant and equipment, net		(4,068)		(3,841)		(320)		(851)		(2,349)
Investments in equity accounted investees		(5,482)		(5,979)		7		40		(5,094)
Other assets		137		212		59		(82)		(155)
Finite useful lived intangible assets		(111)		271		(345)		627		207
Indefinite lived intangible assets		10,788		10,331		1,220		758		968
Post-employment and other long-term employee benefits		(1,067)		(1,058)		(2)		(148)		(77)
Derivative financial instruments		(9)		21		(31)		(63)		(171)
Provisions		(1,216)		(2,761)		1,359		1,122		(636)
Temporary non-deductible provision		(3,183)		(1,400)		(1,797)		(293)		(144)
Employee profit sharing payable		(430)		(403)		8		(27)		(11)
Tax loss carryforwards		(10,309)		(9,558)		(1,201)		(927)		(547)
Tax credits to recover (2)		(1,855)		(1,855)		(122)		(109)		(1,059)
Other comprehensive income (1)		(596)		229		29		(54)		(224)
Exchange differences on translation of foreign operations in OCI		3,959		5,202		—		—		—
Other liabilities		533		193		(3)		(324)		948
Right of use from leases, net		(561)		—		(577)		—		—

Deferred tax income					Ps.	(1,583)	Ps.	(296)	Ps.	(8,355)
Deferred tax income net recorded in share of the profit of equity accounted investees						407		(15)		(24)

Deferred tax income, net					Ps.	(1,176)	Ps.	(311)	Ps.	(8,379)

Deferred income taxes, net		(13,575)		(10,657)
Deferred tax asset		(20,521)		(16,543)
Deferred tax liability		Ps. 6,946	Ps.	5,886

(1)	Deferred tax related to derivative financial instruments and remeasurements of the net defined benefit liability.
(2)
Correspond to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with a related and non-related
parties.

Deferred tax related to Accumulated Other Comprehensive Income (“AOCI”)

Income tax related to items charged or recognized directly in AOCI as of the year:	2019		2018
Unrealized loss on derivative financial instruments	Ps.	(36)	Ps.	361
Remeasurements of the net defined benefit liability		(560)		(132)

Total deferred tax loss related to AOCI	Ps.	(596)	Ps.	229

The changes in the balance of the net deferred income tax asset are as follows:

	2019		2018		2017
Balance at the beginning of the period	Ps.	(10,657)	Ps.	(9,720)	Ps.	(1,016)
Deferred tax provision for the period		(1,176)		(311)		(8,218)
Deferred tax income net recorded in share of the profit of equity accounted investees		(406)		165		(67)
Acquisition of subsidiaries		(382)		(316)		(367)
Effects in equity:
Unrealized (gain) on cash flow hedges		(391)		(445)		(83)
Exchange differences on translation of foreign operations		(2,121)		(1,762)		(1,472)
Remeasurements of the net defined benefit liability		(204)		543		131
Retained earnings of equity accounted investees		384		54		(38)
Cash flow hedges in foreign investments		425		310		(540)
Restatement effect of the period and beginning balances associated with hyperinflationary economies		953		438		1,689
Disposal of subsidiaries		—		387		—
Deconsolidation of subsidiaries		—		—		261

Balance at the end of the period	Ps.	(13,575)	Ps.	(10,657)	Ps.	(9,720)

The Company offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes are levied by the same tax authority.

Tax Loss Carryforwards
The subsidiaries in Mexico, Colombia and Brazil have tax loss carryforwards. The tax losses carryforwards and corresponding years of expiration are as follows:

Year	Tax Loss Carryforwards
2020	Ps.	825
2021		351
2022		221
2023		227
2024		610
2025		4,876
2026		4,706
2027		35
2028		2,247
2029 and thereafter		3,984
No expiration (Brazil and Colombia)		14,454

	Ps.	32,536

The Company recorded certain goodwill balances due to acquisitions that are deductible for Brazilian income tax reporting purposes. The deduction of such goodwill amortization has resulted in the creation of NOLs in Brazil which NOLs have no expiration, but their usage is limited to 30% of Brazilian taxable income in any given year. As of December 31, 2019, the Company believes that it is more likely than not that it will ultimately recover such NOLs through the reversal of temporary differences and future taxable income. Accordingly the related deferred tax assets have been fully recognized.
Additionally as of December 31, 2019 and 2018, Coca-Cola FEMSA has unused tax losses in Colombia for an amount of Ps. 2 and Ps. 2, respectively.
The changes in the balance of tax loss carryforwards are as follows:

	2019		2018
Balance at beginning of the period	Ps.	29,941	Ps.	29,487
Derecognized		(377)		(306)
Additions		7,194		4,124
Usage of tax losses		(2,947)		(1,385)
Translation effect of beginning balances		(1,275)		(1,979)

Balance at end of the period	Ps.	32,536	Ps.	29,941

There were no withholding taxes associated with the payment of dividends in either 2019, 2018 or 2017 by the Company to its shareholders.
The Company has determined that undistributed profits of its subsidiaries will not be distributed in the foreseeable future. As of December 31, 2019, 2018 and 2017, the temporary differences associated with investments in subsidiaries, associates and joint ventures, for which a deferred tax liability has not been recognized aggregate to Ps. 49,255, Ps. 45,305 and Ps. 41,915, respectively.